Premises, Equipment, and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, 2014	$ 1,155
Operating Leases, 2015	1,052
Operating Leases, 2016	908
Operating Leases, 2017	778
Operating Leases, 2018	648
Operating Leases, Thereafter	2,812
Operating Leases, Total minimum lease payments	7,353
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, 2014	3
Capital Leases, 2015	2
Capital Leases, 2016	3
Capital Leases, 2017	3
Capital Leases, 2018	3
Capital Leases, Thereafter	13
Capital Leases, Total minimum lease payments	27
Capital Leases, Executory costs	(9)
Capital Leases, Amounts representing interest	(7)
Capital Leases, Present value of net minimum lease payments	11
Property, Plant and Equipment [Line Items]
Total premises and equipment	19,228	18,657
Less: Accumulated depreciation and amortization	10,072	9,229
Net book value, premises and equipment	9,156	9,428
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,759	1,832
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,931	7,670
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,517	7,194
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,939	1,839
Premises and equipment leased under capital leases [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 82	$ 122